Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Payments [Abstract]
Schedule of Share-Based Payment Expense as Reflected in the Consolidated Statement of Income/(Loss)	The following table provides the classification of the Group’s consolidated share-based payment expense as reflected in the Consolidated Statement of Income/(Loss):

Year ended December 31,	2023 $	2022 $	2021 $
General and administrative	3,185	8,862	9,310
Research and development	1,230	5,837	4,640
Total	4,415	14,699	13,950

Schedule of RSU Activity
RSU activity for the years ended December 31, 2023, 2022 and 2021 is detailed as follows:

	Number of Shares/Units	Weighted Average Grant Date Fair Value (GBP) (*)
Outstanding (Non-vested) at January 1, 2021	3,422,582	2.46
RSUs Granted in Period	2,195,133	2.15
Vested	(1,176,695)	2.93
Forfeited	(808,305)	2.25
Outstanding (Non-vested) at December 31, 2021 and January 1, 2022	3,632,715	1.91
RSUs Granted in Period	4,309,883	1.76
Vested	(696,398)	2.80
Forfeited	(1,155,420)	2.67
Outstanding (Non-vested) at December 31, 2022 and January 1, 2023	6,090,780	1.74
RSUs Granted in Period	3,679,669	1.28
Vested	(716,029)	2.00
Forfeited	(1,880,274)	1.94
Outstanding (Non-vested) at December 31, 2023	7,174,146	1.10
*    For liability awards - based on fair value at reporting date.

Schedule of Stock Option Activity
Stock option activity for the years ended December 31, 2023, 2022 and 2021, is detailed as follows:

	Number of Options	Wtd Average Exercise Price (GBP)	Wtd Average of remaining contractual term (in years)	Wtd Average Stock Price at Exercise (GBP)
Outstanding at January 1, 2021	10,916,086	1.81	8.38
Granted	5,424,000	3.34
Exercised	(2,238,187)	0.70		3.63
Forfeited and expired	(687,781)	2.53
Options Exercisable at December 31, 2021 and January 1, 2022	4,773,873	1.42	6.50
Outstanding at December 31, 2021 and January 1, 2022	13,414,118	2.58	8.29
Granted	8,881,000	2.04
Exercised	(577,022)	0.50		2.43
Forfeited and expired	(3,924,215)	2.89
Options Exercisable at December 31, 2022 and January 1, 2023	6,185,216	2.03	6.21
Outstanding at December 31, 2022 and January 1, 2023	17,793,881	2.31	8.03
Granted	3,120,975	2.22
Exercised	(534,034)	1.71		2.46
Forfeited and expired	(3,424,232)	2.40
Options Exercisable at December 31, 2023	9,065,830	2.19	6.01
Outstanding at December 31, 2023	16,956,590	2.29	7.20

Schedule of Terms and Conditions of Share-Based Payment Arrangement
The fair value of the stock options awarded by the Group was estimated at the grant date using the Black-Scholes option valuation model, considering the terms and conditions upon which options were granted, with the following weighted-average assumptions:

At December 31,	2023	2022	2021
Expected volatility	43.69%	41.70%	41.05%
Expected terms (in years)	6.16	6.11	6.16
Risk-free interest rate	4.04%	2.13%	1.06%
Expected dividend yield	—	—	—
Exercise price (GBP)	2.22	2.04	3.34
Underlying stock price (GBP)	2.22	2.04	3.34

Schedule of Range of Exercise Prices of Outstanding Share Options
For shares outstanding as of December 31, 2023, the range of exercise prices is detailed as follows:

Range of Exercise Prices (GBP)	Options Outstanding	Wtd Average Exercise Price (GBP)	Wtd Average of remaining contractual term (in years)
0.01	439,490	—	5.76
1.00 to 2.00	4,989,572	1.54	5.64
2.00 to 3.00	6,664,028	2.25	8.55
3.00 to 4.00	4,863,500	3.33	7.10
Total	16,956,590	2.29	7.20

Schedule of Subsidiary Share-Based Payments	A summary of stock option activity by number of shares in these subsidiaries is presented in the following table:

	Outstanding as of January 1, 2023	Granted During the Year	Exercised During the Year	Expired During the Year	Forfeited During the Year	Deconsolidation During the Year	Outstanding as of December 31, 2023
Entrega	344,500	—	—	—	—	—	344,500
Follica	2,776,120	—	—	(2,170,547)	(605,573)	—	—
Vedanta	1,824,576	—	—	(1,313)	(29,607)	(1,793,656)	—

	Outstanding as of January 1, 2022	Granted During the Year	Exercised During the Year	Expired During the Year	Forfeited During the Year	Deconsolidation During the Year	Outstanding as of December 31, 2022
Entrega	349,500	45,000	—	(50,000)	—	—	344,500
Follica	2,686,120	90,000	—	—	—	—	2,776,120
Sonde	2,049,004	—	—	—	—	(2,049,004)	—
Vedanta	1,991,637	490,506	(400,000)	(65,235)	(192,332)	—	1,824,576

	Outstanding as of January 1, 2021	Granted During the Year	Exercised During the Year	Expired During the Year	Forfeited During the Year	Deconsolidation During the Year	Outstanding as of December 31, 2021
Alivio	3,888,168	197,398	(2,373,750)	(506,260)	(1,205,556)	—	—
Entrega	962,000	—	(525,000)	(87,500)	—	—	349,500
Follica	1,309,040	1,383,080	—	(6,000)	—	—	2,686,120
Sonde	2,192,834	—	—	(51,507)	(92,323)	—	2,049,004
Vedanta	1,741,888	451,532	(52,938)	(76,491)	(72,354)	—	1,991,637

Schedule of Weighted Average Exercise Prices for Options Outstanding
The weighted-average exercise prices and remaining contractual life for the options outstanding as of December 31, 2023, were as follows:

Outstanding at December 31, 2023	Number of options	Weighted-average exercise price $	Weighted-average contractual life outstanding
Entrega	344,500	1.91	3.92

Schedule of Weighted Average Exercise Prices for Options Granted	The weighted average exercise prices for the options granted for the years ended December 31, 2022 and 2021, were as follows:

For the years ended December 31,	2022 $	2021 $
Entrega	0.02	—
Follica	1.86	1.86
Vedanta	14.94	19.69

Schedule of Weighted Average Exercise Prices for Options Forfeited
The weighted average exercise prices for options forfeited during the year ended December 31, 2023, were as follows:

Forfeited during the year ended December 31, 2023	Number of options	Weighted-average exercise price $
Follica	605,573	1.86
Vedanta	29,607	17.06

Schedule of Weighted Average Exercise Prices for Options Exercisable
The weighted average exercise prices for options exercisable as of December 31, 2023, were as follows:

Exercisable at December 31, 2023	Number of Options	Weighted-average exercise price $	Exercise Price Range $
Entrega	329,500	1.99	0.02-2.36